                          AIM ASIA PACIFIC GROWTH FUND
                            AIM EUROPEAN GROWTH FUND
                        AIM GLOBAL AGGRESSIVE GROWTH FUND
                             AIM GLOBAL GROWTH FUND
                       AIM INTERNATIONAL CORE EQUITY FUND
                          AIM INTERNATIONAL GROWTH FUND

              (SERIES PORTFOLIOS OF AIM INTERNATIONAL MUTUAL FUNDS)
                       Supplement dated May 8, 2007 to the
           Statement of Additional Information dated February 28, 2007 as supplemented March 23, 2007

The following information replaces in its entirety the information appearing under the heading "TRUSTEES AND OFFICERS - TRUSTEE OWNERSHIP OF FUND SHARES" in Appendix C in the Statement of Additional Information:

            "TRUSTEE OWNERSHIP OF FUND SHARES AS OF DECEMBER 31, 2006

------------------------------ ------------------------------------------------------ -----------------------------------
       Name of Trustee                   Dollar Range of Equity Securities             Aggregate Dollar Range of Equity
                                                     Per Fund                            Securities in All Registered
                                                                                       Investment Companies Overseen by
                                                                                         Trustee in The AIM Family of
                                                                                         Funds--Registered Trademark--
------------------------------ ------------------------------------------------------ -----------------------------------
Martin L. Flanagan(4)                                   N/A                                          N/A
------------------------------ ------------------------------------------------------ -----------------------------------
                               Asia Pacific Growth                    Over $100,000
                               European Growth                        Over $100,000
Robert H. Graham               Global Aggressive Growth               Over $100,000             Over $100,000
                               International Growth                   Over $100,000
------------------------------ ------------------------------------------------------ -----------------------------------
Philip A. Taylor(5)                                     -0-                                          -0-
------------------------------ ------------------------------------------------------ -----------------------------------
Bob R. Baker                   Asia Pacific Growth               $50,001 - $100,000             Over $100,000
------------------------------ ------------------------------------------------------ -----------------------------------
                               Asia Pacific Growth                $10,001 - $50,000
Frank S. Bayley                European Growth                    $10,001 - $50,000             Over $100,000
                               Global Growth                      $10,001 - $50,000
------------------------------ ------------------------------------------------------ -----------------------------------
James T. Bunch                                          -0-                                     Over $100,000(6)
------------------------------ ------------------------------------------------------ -----------------------------------
                               Asia Pacific Growth               $50,001 - $100,000
Bruce L. Crockett              International Core Equity          $10,001 - $50,000             Over $100,000(6)
                               International Growth                    $1 - $10,000
------------------------------ ------------------------------------------------------ -----------------------------------
Albert R. Dowden                                        -0-                                     Over $100,000
------------------------------ ------------------------------------------------------ -----------------------------------
Jack M. Fields                                          -0-                                     Over $100,000(6)
------------------------------ ------------------------------------------------------ -----------------------------------
                               Asia Pacific Growth               $50,001 - $100,000
                               Global Aggressive Growth          $50,001 - $100,000
Carl Frischling                Global Growth                          Over $100,000             Over $100,000(6)
                               International Growth                   Over $100,000
------------------------------ ------------------------------------------------------ -----------------------------------
Prema Mathai-Davis             European Growth                   $50,001 - $100,000             Over $100,000(6)
                               Global Aggressive Growth          $50,001 - $100,000
------------------------------ ------------------------------------------------------ -----------------------------------
Lewis F. Pennock               International Core Equity               $1 - $10,000             Over $100,000
                               International Growth                    $1 - $10,000
------------------------------ ------------------------------------------------------ -----------------------------------
Ruth H. Quigley                Asia Pacific Growth                $10,001 - $50,000             Over $100,000
------------------------------ ------------------------------------------------------ -----------------------------------
                               Asia Pacific Growth                $10,001 - $50,000
                               European Growth                   $50,001 - $100,000
Larry Soll                     International Core Equity               $1 - $10,000             Over $100,000(6)
                               International Growth              $50,001 - $100,000
------------------------------ ------------------------------------------------------ -----------------------------------
Raymond Stickel, Jr.                                    -0-                                     Over $100,000
------------------------------ ------------------------------------------------------ -----------------------------------



(4) Mr. Flanagan was elected as a trustee of the Trust effective February 24, 2007, and therefore holdings as of December 31, 2006 are not reflected.

(5) Mr. Taylor was elected as a trustee of the Trust effective September 20, 2006.

(6) Includes the total amount of compensation deferred by the trustee at his or her election pursuant to a deferred compensation plan. Such deferred compensation is placed in a deferral account and deemed to be invested in one or more of the AIM Funds."